Schedule of Investments(a)
November 30, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–89.09%
Advertising–0.47%
Lamar Media Corp., 3.63%, 01/15/2031	$4,604,000	$4,411,783
Aerospace & Defense–0.69%
TransDigm UK Holdings PLC, 6.88%, 05/15/2026	4,677,000	4,895,767
TransDigm, Inc., 6.25%, 03/15/2026(b)	1,463,000	1,519,969
		6,415,736
Airlines–2.50%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 04/20/2026(b)	11,371,000	11,637,195
5.75%, 04/20/2029(b)	2,182,000	2,280,190
Delta Air Lines, Inc., 7.00%, 05/01/2025(b)	3,953,000	4,544,487
United Airlines, Inc., 4.38%, 04/15/2026(b)	4,833,000	4,861,636
		23,323,508
Alternative Carriers–0.47%
Lumen Technologies, Inc., Series P, 7.60%, 09/15/2039	4,050,000	4,342,450
Apparel Retail–1.05%
Bath & Body Works, Inc., 6.75%, 07/01/2036	4,196,000	5,022,864
Gap, Inc. (The), 3.63%, 10/01/2029(b)	4,976,000	4,768,948
		9,791,812
Apparel, Accessories & Luxury Goods–0.31%
Kontoor Brands, Inc., 4.13%, 11/15/2029(b)	2,913,000	2,910,204
Auto Parts & Equipment–1.50%
Clarios Global L.P., 6.75%, 05/15/2025(b)	1,032,000	1,079,188
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	3,096,000	3,262,750
Dana, Inc.,
5.38%, 11/15/2027	4,172,000	4,364,559
5.63%, 06/15/2028	629,000	663,073
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	4,517,000	4,591,305
		13,960,875
Automobile Manufacturers–3.69%
Allison Transmission, Inc.,
4.75%, 10/01/2027(b)	5,085,000	5,260,585
3.75%, 01/30/2031(b)	6,825,000	6,534,937
Ford Motor Co., 4.75%, 01/15/2043	2,204,000	2,362,523
	Principal Amount	Value
Automobile Manufacturers–(continued)
Ford Motor Credit Co. LLC,
5.13%, 06/16/2025	$1,418,000	$1,534,730
3.38%, 11/13/2025	1,644,000	1,681,286
4.39%, 01/08/2026	2,323,000	2,457,804
5.11%, 05/03/2029	4,746,000	5,261,178
4.00%, 11/13/2030	4,562,000	4,792,198
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	4,385,000	4,543,211
		34,428,452
Automotive Retail–3.72%
Asbury Automotive Group, Inc.,
4.50%, 03/01/2028	1,175,000	1,179,964
4.63%, 11/15/2029(b)	5,796,000	5,841,672
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	9,368,000	9,283,829
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(b)	9,116,000	9,097,449
Lithia Motors, Inc., 3.88%, 06/01/2029(b)	4,539,000	4,600,640
Sonic Automotive, Inc., 4.63%, 11/15/2029(b)	4,741,000	4,676,238
		34,679,792
Broadcasting–0.55%
Gray Television, Inc., 7.00%, 05/15/2027(b)	4,851,000	5,152,368
Building Products–0.49%
Standard Industries, Inc., 5.00%, 02/15/2027(b)	4,469,000	4,588,203
Cable & Satellite–7.42%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 02/01/2028(b)	8,016,000	8,270,267
4.75%, 03/01/2030(b)	3,494,000	3,585,071
4.50%, 08/15/2030(b)	10,996,000	11,102,661
4.25%, 01/15/2034(b)	2,350,000	2,264,660
CSC Holdings LLC,
6.50%, 02/01/2029(b)	6,413,000	6,788,930
5.75%, 01/15/2030(b)	6,581,000	6,455,237
4.63%, 12/01/2030(b)	1,991,000	1,855,124
4.50%, 11/15/2031(b)	2,330,000	2,258,784
5.00%, 11/15/2031(b)	836,000	783,135
DISH DBS Corp., 7.75%, 07/01/2026	2,600,000	2,676,193
DISH Network Corp., Conv., 3.38%, 08/15/2026	5,903,000	5,455,860
Gray Escrow II, Inc., 5.38%, 11/15/2031(b)	4,040,000	4,056,362
Sirius XM Radio, Inc.,
3.13%, 09/01/2026(b)	5,696,000	5,620,414
4.00%, 07/15/2028(b)	3,673,000	3,638,547
Virgin Media Finance PLC (United Kingdom), 5.00%, 07/15/2030(b)	1,939,000	1,883,952

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal Amount	Value
Cable & Satellite–(continued)
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(b)	$2,440,000	$2,533,916
		69,229,113
Casinos & Gaming–3.55%
Codere Finance 2 (Luxembourg) S.A. (Spain), 11.63% PIK Rate, 2.00% Cash Rate, 11/30/2027(b)(c)	2,189,311	1,466,926
Everi Holdings, Inc., 5.00%, 07/15/2029(b)	4,610,000	4,612,881
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/2029(b)	4,718,000	4,683,559
Mohegan Gaming & Entertainment, 8.00%, 02/01/2026(b)	8,762,000	8,895,095
Scientific Games International, Inc.,
8.63%, 07/01/2025(b)	1,938,000	2,065,336
8.25%, 03/15/2026(b)	2,314,000	2,438,528
Station Casinos LLC, 4.50%, 02/15/2028(b)	4,644,000	4,653,125
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/2029(b)	4,404,000	4,312,441
		33,127,891
Construction & Engineering–0.51%
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(b)	4,691,000	4,795,515
Consumer Finance–2.49%
Navient Corp.,
7.25%, 09/25/2023	5,428,000	5,845,712
5.00%, 03/15/2027	1,201,000	1,207,863
OneMain Finance Corp.,
7.13%, 03/15/2026	3,525,000	3,967,387
3.88%, 09/15/2028	2,496,000	2,411,598
5.38%, 11/15/2029	9,314,000	9,820,449
		23,253,009
Copper–1.00%
First Quantum Minerals Ltd. (Zambia),
7.50%, 04/01/2025(b)	6,490,000	6,675,419
6.88%, 03/01/2026(b)	2,371,000	2,459,166
6.88%, 10/15/2027(b)	200,000	211,748
		9,346,333
Data Processing & Outsourced Services–0.50%
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	4,724,000	4,633,653
Department Stores–0.77%
Macy’s Retail Holdings LLC,
5.88%, 04/01/2029(b)	4,450,000	4,750,375
4.50%, 12/15/2034	2,460,000	2,423,186
		7,173,561
Diversified Chemicals–0.49%
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.13%, 04/01/2029(b)	4,519,000	4,532,015
	Principal Amount	Value
Diversified REITs–1.30%
DigitalBridge Group, Inc., Conv., 5.00%, 04/15/2023	$2,624,000	$2,710,993
iStar, Inc.,
4.75%, 10/01/2024	7,368,000	7,628,275
5.50%, 02/15/2026	1,695,000	1,752,316
		12,091,584
Electric Utilities–1.65%
Talen Energy Supply LLC, 7.63%, 06/01/2028(b)	6,606,000	6,138,791
Vistra Operations Co. LLC,
5.63%, 02/15/2027(b)	1,600,000	1,645,440
5.00%, 07/31/2027(b)	2,911,000	2,946,310
4.38%, 05/01/2029(b)	4,718,000	4,638,148
		15,368,689
Electrical Components & Equipment–0.86%
EnerSys,
5.00%, 04/30/2023(b)	3,225,000	3,334,311
4.38%, 12/15/2027(b)	180,000	185,925
Sensata Technologies B.V.,
4.88%, 10/15/2023(b)	3,665,000	3,865,430
4.00%, 04/15/2029(b)	643,000	653,124
		8,038,790
Environmental & Facilities Services–1.15%
Covanta Holding Corp., 5.00%, 09/01/2030	2,617,000	2,635,777
Covert Mergeco, Inc., 4.88%, 12/01/2029(b)	1,157,000	1,164,185
Waste Pro USA, Inc., 5.50%, 02/15/2026(b)	6,941,000	6,886,687
		10,686,649
Fertilizers & Agricultural Chemicals–1.00%
Consolidated Energy Finance S.A. (Switzerland),
6.50%, 05/15/2026(b)	1,875,000	1,930,134
5.63%, 10/15/2028(b)	2,883,000	2,751,795
OCI N.V. (Netherlands), 4.63%, 10/15/2025(b)	4,497,000	4,618,104
		9,300,033
Food Distributors–0.76%
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/2028(b)	6,995,000	7,069,812
Food Retail–1.49%
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/2029(b)	4,237,000	4,537,361
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/2028(b)	4,434,000	4,661,065
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc., 4.63%, 03/01/2029(b)	4,724,000	4,665,706
		13,864,132
Health Care Facilities–1.46%
Encompass Health Corp., 4.50%, 02/01/2028	4,516,000	4,569,718
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal Amount	Value
Health Care Facilities–(continued)
HCA, Inc.,
5.38%, 02/01/2025	$2,458,000	$2,684,136
5.88%, 02/15/2026	699,000	784,383
5.38%, 09/01/2026	1,344,000	1,501,503
5.88%, 02/01/2029	2,281,000	2,680,243
3.50%, 09/01/2030	1,383,000	1,441,819
		13,661,802
Health Care REITs–1.48%
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(b)	4,712,000	4,626,477
Diversified Healthcare Trust,
4.75%, 05/01/2024	2,354,000	2,409,272
9.75%, 06/15/2025	169,000	182,893
4.38%, 03/01/2031	6,990,000	6,553,789
		13,772,431
Health Care Services–2.43%
Community Health Systems, Inc.,
8.00%, 03/15/2026(b)	4,268,000	4,465,587
6.13%, 04/01/2030(b)	4,680,000	4,492,870
DaVita, Inc.,
4.63%, 06/01/2030(b)	4,174,000	4,128,921
3.75%, 02/15/2031(b)	5,200,000	4,830,800
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(b)	4,443,000	4,558,340
RP Escrow Issuer LLC, 5.25%, 12/15/2025(b)	179,000	177,037
		22,653,555
Health Care Supplies–0.54%
Mozart Debt Merger Sub, Inc., 3.88%, 04/01/2029(b)	5,108,000	5,051,889
Homebuilding–0.73%
Taylor Morrison Communities, Inc., 6.63%, 07/15/2027(b)	6,510,000	6,832,343
Hotels, Resorts & Cruise Lines–0.49%
Carnival Corp., 10.50%, 02/01/2026(b)	4,011,000	4,578,196
Household Products–0.73%
Prestige Brands, Inc., 3.75%, 04/01/2031(b)	7,094,000	6,807,686
Independent Power Producers & Energy Traders–1.49%
Calpine Corp., 3.75%, 03/01/2031(b)	4,782,000	4,564,228
Clearway Energy Operating LLC,
4.75%, 03/15/2028(b)	5,172,000	5,446,995
3.75%, 02/15/2031(b)	3,963,000	3,923,509
		13,934,732
Industrial Machinery–1.11%
EnPro Industries, Inc., 5.75%, 10/15/2026	4,670,000	4,883,512
Mueller Water Products, Inc., 4.00%, 06/15/2029(b)	4,904,000	4,909,689
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	576,000	575,424
		10,368,625
	Principal Amount	Value
Integrated Oil & Gas–1.51%
Occidental Petroleum Corp.,
3.20%, 08/15/2026	$1,684,000	$1,657,797
8.50%, 07/15/2027	1,314,000	1,597,397
6.13%, 01/01/2031	3,959,000	4,619,559
6.20%, 03/15/2040	2,474,000	2,937,912
4.10%, 02/15/2047	3,430,000	3,275,907
		14,088,572
Integrated Telecommunication Services–2.34%
Altice France S.A. (France),
8.13%, 02/01/2027(b)	2,500,000	2,669,287
5.13%, 07/15/2029(b)	2,760,000	2,628,900
5.50%, 10/15/2029(b)	2,885,000	2,789,651
Iliad Holding S.A.S. (France),
6.50%, 10/15/2026(b)	2,417,000	2,476,132
7.00%, 10/15/2028(b)	4,674,000	4,785,007
Level 3 Financing, Inc., 3.75%, 07/15/2029(b)	6,965,000	6,479,888
		21,828,865
Interactive Home Entertainment–0.51%
WMG Acquisition Corp., 3.75%, 12/01/2029(b)	4,740,000	4,711,939
Interactive Media & Services–1.47%
Audacy Capital Corp., 6.75%, 03/31/2029(b)	6,815,000	6,683,641
Scripps Escrow II, Inc.,
3.88%, 01/15/2029(b)	4,667,000	4,646,349
5.38%, 01/15/2031(b)	2,350,000	2,365,827
		13,695,817
Internet & Direct Marketing Retail–0.20%
QVC, Inc., 5.45%, 08/15/2034	1,904,000	1,889,758
Investment Banking & Brokerage–0.71%
NFP Corp.,
4.88%, 08/15/2028(b)	1,789,000	1,764,696
6.88%, 08/15/2028(b)	4,874,000	4,837,445
		6,602,141
IT Consulting & Other Services–1.01%
Gartner, Inc.,
4.50%, 07/01/2028(b)	6,896,000	7,176,392
3.63%, 06/15/2029(b)	2,248,000	2,237,479
		9,413,871
Managed Health Care–0.77%
Centene Corp., 3.00%, 10/15/2030	7,228,000	7,225,741
Metal & Glass Containers–0.97%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/2028(b)	4,683,000	4,527,829
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 04/30/2025(b)	4,377,000	4,512,315
		9,040,144
Movies & Entertainment–0.50%
Cinemark USA, Inc., 5.88%, 03/15/2026(b)	4,670,000	4,624,397
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal Amount	Value
Oil & Gas Drilling–3.10%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	$4,633,000	$4,803,633
Nabors Industries, Inc., 7.38%, 05/15/2027(b)	670,000	657,893
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(b)	4,859,000	4,834,705
Precision Drilling Corp. (Canada),
7.13%, 01/15/2026(b)	904,000	912,064
6.88%, 01/15/2029(b)	3,497,000	3,409,663
Rockies Express Pipeline LLC,
4.80%, 05/15/2030(b)	2,947,000	3,058,323
6.88%, 04/15/2040(b)	4,173,000	4,664,517
Valaris Ltd.,
12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(b)(c)	1,651,000	1,712,698
Series 1145, 12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(c)	4,655,000	4,828,957
		28,882,453
Oil & Gas Equipment & Services–1.49%
Bristow Group, Inc., 6.88%, 03/01/2028(b)	6,692,000	6,758,920
Petrofac Ltd. (United Kingdom), 9.75%, 11/15/2026(b)	2,104,000	2,109,344
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	4,858,000	4,993,757
		13,862,021
Oil & Gas Exploration & Production–8.05%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	12,731,000	13,492,059
Baytex Energy Corp. (Canada), 8.75%, 04/01/2027(b)	4,401,000	4,534,394
Callon Petroleum Co.,
6.13%, 10/01/2024	2,562,000	2,471,280
8.00%, 08/01/2028(b)	9,161,000	8,984,788
Civitas Resources, Inc., 5.00%, 10/15/2026(b)	5,310,000	5,256,900
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.25%, 05/15/2026	6,199,000	5,985,382
8.00%, 01/15/2027	3,877,000	3,852,943
7.75%, 02/01/2028	1,313,000	1,286,806
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/01/2028(b)	2,862,000	2,911,370
5.75%, 02/01/2029(b)	1,556,000	1,534,123
Northern Oil and Gas, Inc., 8.13%, 03/01/2028(b)	8,614,000	8,942,021
Rockcliff Energy II LLC, 5.50%, 10/15/2029(b)	4,746,000	4,797,826
SM Energy Co.,
5.00%, 01/15/2024	1,939,000	1,928,888
6.75%, 09/15/2026	4,429,000	4,450,038
6.63%, 01/15/2027	4,586,000	4,619,570
		75,048,388
Oil & Gas Refining & Marketing–0.49%
Weatherford International Ltd., 6.50%, 09/15/2028(b)	4,440,000	4,567,694
	Principal Amount	Value
Oil & Gas Storage & Transportation–2.45%
CNX Midstream Partners L.P., 4.75%, 04/15/2030(b)	$4,829,000	$4,763,277
NGL Energy Partners L.P./NGL Energy Finance Corp.,
7.50%, 11/01/2023	1,420,000	1,356,356
7.50%, 04/15/2026	3,054,000	2,546,578
Oasis Midstream Partners L.P./OMP Finance Corp., 8.00%, 04/01/2029(b)	8,711,000	9,290,412
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 5.50%, 01/15/2028(b)	4,975,000	4,869,804
		22,826,427
Other Diversified Financial Services–0.51%
Jane Street Group / JSG Finance, Inc., 4.50%, 11/15/2029(b)	4,754,000	4,753,834
Packaged Foods & Meats–0.71%
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 04/15/2029(b)	6,040,000	6,627,058
Paper Products–0.48%
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(b)	4,364,000	4,508,863
Pharmaceuticals–0.99%
Bausch Health Americas, Inc., 9.25%, 04/01/2026(b)	2,442,000	2,561,389
Bausch Health Cos., Inc.,
9.00%, 12/15/2025(b)	3,216,000	3,361,315
5.75%, 08/15/2027(b)	1,021,000	1,041,977
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	2,293,000	2,315,242
		9,279,923
Research & Consulting Services–0.48%
Dun & Bradstreet Corp. (The),
6.88%, 08/15/2026(b)	3,256,000	3,382,821
10.25%, 02/15/2027(b)	1,042,000	1,111,225
		4,494,046
Restaurants–1.01%
Papa John’s International, Inc., 3.88%, 09/15/2029(b)	9,623,000	9,443,339
Retail REITs–0.52%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(b)	4,593,000	4,813,234
Security & Alarm Services–0.49%
Brink’s Co. (The),
5.50%, 07/15/2025(b)	478,000	498,602
4.63%, 10/15/2027(b)	3,991,000	4,079,580
		4,578,182
Specialized Consumer Services–1.38%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	7,043,000	6,917,881
Terminix Co. LLC (The), 7.45%, 08/15/2027	5,036,000	5,952,099
		12,869,980
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal Amount	Value
Specialized REITs–1.01%
SBA Communications Corp., 3.88%, 02/15/2027	$9,226,000	$9,453,767
Specialty Chemicals–1.65%
Braskem Idesa S.A.P.I. (Mexico),
7.45%, 11/15/2029(b)	1,929,000	1,971,438
6.99%, 02/20/2032(b)	2,643,000	2,594,712
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(b)	8,672,000	8,827,012
SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, 11/01/2026(b)	2,017,000	2,038,239
		15,431,401
Steel–0.49%
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	4,688,000	4,562,690
Systems Software–1.49%
Camelot Finance S.A., 4.50%, 11/01/2026(b)	13,414,000	13,930,439
Textiles–0.74%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 7.50%, 05/01/2025(b)	7,353,000	6,910,754
Thrifts & Mortgage Finance–0.24%
NMI Holdings, Inc., 7.38%, 06/01/2025(b)	1,981,000	2,248,336
Wireless Telecommunication Services–0.49%
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(d)	4,624,000	4,570,801
Total U.S. Dollar Denominated Bonds & Notes (Cost $833,142,376)		830,962,096
Variable Rate Senior Loan Interests–7.28%(e)(f)
Food Distributors–0.48%
United Natural Foods, Inc., Term Loan B, 3.34% (3 mo. USD LIBOR + 3.25%), 10/22/2025	4,444,508	4,442,042
Health Care Equipment–0.48%
Radiology Partners, Inc., First Lien Term Loan B, 4.34% (1 mo. USD LIBOR + 4.25%), 07/09/2025	4,525,000	4,468,913
Health Care Services–0.96%
Global Medical Response, Inc., Term Loan, 5.25% (1 mo. USD LIBOR + 4.25%), 10/02/2025	4,490,070	4,467,620
Surgery Center Holdings, Inc., Term Loan, 4.50% (1 mo. USD LIBOR + 3.75%), 09/03/2026	4,489,749	4,478,838
		8,946,458
Hotels, Resorts & Cruise Lines–0.49%
Four Seasons Hotels Ltd. (Canada), First Lien Term Loan, 2.00% (3 mo. USD LIBOR + 2.00%), 11/30/2023	4,603,750	4,580,754
Metal & Glass Containers–0.48%
Flex Acquisition Co., Inc., Incremental Term Loan B, 3.13% (3 mo. USD LIBOR + 3.00%), 06/29/2025	4,537,039	4,482,050
	Principal Amount		Value
Paper Packaging–0.48%
Graham Packaging Co., Inc., Term Loan, 3.75% (1 mo. USD LIBOR + 3.00%), 08/04/2027		$4,552,125	$4,524,949
Paper Products–1.01%
Schweitzer-Mauduit International, Inc. (SWM International), Term Loan B, 4.50% (1 mo. USD LIBOR + 3.75%), 02/23/2028		9,489,549	9,434,225
Pharmaceuticals–1.15%
Bausch Health Americas, Inc., First Lien Incremental Term Loan, 2.84% (3 mo. USD LIBOR + 2.75%), 11/27/2025		6,304,653	6,242,268
Endo LLC, Term Loan, 5.75% (1 mo. USD LIBOR + 5.00%), 03/10/2028		4,606,850	4,494,581
			10,736,849
Restaurants–1.01%
IRB Holding Corp., First Lien Term Loan B, 4.25% (3 mo. USD LIBOR + 3.25%) (1 mo. USD LIBOR + 3.25%), 12/01/2027		9,444,648	9,421,036
Specialty Stores–0.74%
PetSmart, Inc., Term Loan, 4.50% (3 mo. USD LIBOR + 3.75%) (1 mo. USD LIBOR + 3.75%), 02/11/2028		6,889,400	6,869,593
Total Variable Rate Senior Loan Interests (Cost $68,312,857)			67,906,869
Non-U.S. Dollar Denominated Bonds & Notes–0.18%(g)
Casinos & Gaming–0.15%
Codere Finance 2 (Luxembourg) S.A. (Spain), 3.00% PIK Rate, 8.00% Cash Rate, 09/30/2023(b)(c)	EUR	1,190,000	1,363,076
Paper Packaging–0.01%
Mossi & Ghisolfi Finance Luxembourg S.A. (Brazil), 5.08%(3 mo. EURIBOR + 5.63%)(h)(i)(j)	EUR	4,100,000	92,996
Textiles–0.02%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 5.38%, 05/01/2023(b)	EUR	200,000	215,819
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $2,696,953)			1,671,891
	Shares
Common Stocks & Other Equity Interests–0.07%
Leisure Products–0.00%
HF Holdings, Inc.(k)		36,820	0
Oil & Gas Drilling–0.07%
Valaris Ltd.(l)		21,400	664,684
Total Common Stocks & Other Equity Interests (Cost $7,253,781)			664,684
Money Market Funds–2.63%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(m)(n)		7,426,814	7,426,814
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(m)(n)		8,626,329	8,628,917
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.01%(m)(n)	8,487,787	$8,487,787
Total Money Market Funds (Cost $24,545,253)		24,543,518

Options Purchased–0.06%
(Cost $605,011)(o)		541,700
TOTAL INVESTMENTS IN SECURITIES–99.31% (Cost $936,556,231)		926,290,758
OTHER ASSETS LESS LIABILITIES—0.69%		6,442,246
NET ASSETS–100.00%		$932,733,004
Investment Abbreviations:
Conv.	– Convertible
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $631,842,642, which represented 67.74% of the Fund’s Net Assets.
(c)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(f)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(g)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(h)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at November 30, 2021 represented less than 1% of the Fund’s Net Assets.
(i)	Perpetual bond with no specified maturity date.
(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2021.
(k)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(l)	Non-income producing security.
(m)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2021.

	Value February 28, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,858,550	$130,260,829	$(129,692,565)	$-	$-	$7,426,814	$1,218
Invesco Liquid Assets Portfolio, Institutional Class	9,742,049	92,605,596	(93,718,047)	888	(1,569)	8,628,917	731
Invesco Treasury Portfolio, Institutional Class	7,838,342	148,869,519	(148,220,074)	-	-	8,487,787	517
Total	$24,438,941	$371,735,944	$(371,630,686)	$888	$(1,569)	$24,543,518	$2,466

(n)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(o)	The table below details options purchased.

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Open Exchange-Traded Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
Ford Motor Co.	Call	06/17/2022	1,000	USD	21.00	USD	2,100,000	$ 199,000
Occidental Petroleum Corp.	Call	06/17/2022	1,150	USD	35.00	USD	4,025,000	342,700
Total Open Exchange-Traded Equity Options Purchased			2,150					$541,700

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Equity Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
Occidental Petroleum Corp.	Call	06/17/2022	1,150	USD	45.00	USD	5,175,000	$(145,475)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
02/17/2022	Citibank, N.A.	EUR	900,000	USD	1,045,665	$22,498
02/17/2022	Goldman Sachs International	GBP	100,000	USD	135,679	2,579
Total Forward Foreign Currency Contracts						$25,077

Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$830,962,096	$—	$830,962,096
Variable Rate Senior Loan Interests	—	67,906,869	—	67,906,869
Non-U.S. Dollar Denominated Bonds & Notes	—	1,671,891	—	1,671,891
Common Stocks & Other Equity Interests	664,684	—	0	664,684
Money Market Funds	24,543,518	—	—	24,543,518
Options Purchased	541,700	—	—	541,700
Total Investments in Securities	25,749,902	900,540,856	0	926,290,758
Other Investments - Assets*
Forward Foreign Currency Contracts	—	25,077	—	25,077
Other Investments - Liabilities*
Options Written	(145,475)	—	—	(145,475)
Total Other Investments	(145,475)	25,077	—	(120,398)
Total Investments	$25,604,427	$900,565,933	$0	$926,170,360

*	Forward foreign currency contracts are valued at unrealized appreciation. Options written are shown at value.
Invesco High Yield Fund